Leases - Other Supplemental Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 54	$ 52	$ 56
Right-of-use assets obtained in exchange for operating lease liabilities	$ 42	$ 62	$ 49
Weighted-average remaining lease term (in years) - operating leases	6 years 3 months 10 days	6 years 6 months 25 days	6 years 2 months 19 days
Weighted-average discount rate - operating leases	3.39%	2.83%	2.97%